Patent Finance Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Current and Long-Term Portions of Obligations

The current and long-term portions of these obligations are reflected as follows:

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2013
Patent finance obligation, due December 27, 2014	$2,670	$—	$2,670
Patent rights finance obligation, due June 18, 2023	28,000	(979)	27,021
Patent finance obligation, due August 18, 2018	25,000	(2,659)	22,341

	55,670	(3,638)	52,032
Current portion			(19,480)

			$32,552

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2012
Patent finance obligation, due December 27, 2014	$5,217	$—	$5,217
Current portion			(2,547)

			$2,670

Schedule of Payments Expected	Payments are expected to be as follows:

2014	$20,836
2015	19,556
2016	5,556
2017	5,556
2018 and thereafter	4,166

$55,670